Prepayments and other non-current assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Prepayments and other non-current assets [Abstract]
Prepayments for acquisition of software licenses		¥ 42,833
Prepayments for acquisition of investees	¥ 19,481
Long-term loans to employees	10,321	¥ 3,423
Total	¥ 29,802	¥ 46,256